Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and StrategyWe have not implemented cybersecurity risk management regulations and mainly rely on technological safeguards installed in the computer systems. We are reliant on third parties to service parts of our information technology (“IT”) infrastructure. We do not have processes to oversee and identify risks from cybersecurity threats associated with the use of any third-party service provider.

In the year ended December 31, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. However, as of December 31, 2025, our management determined that we lacked sufficient controls designed and implemented in our IT environment and IT general control activities, which were mainly associated with areas of password management as well as cyber security management.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information-D. Risk Factors-Risks Relating to Our Business-Cyber-attacks targeting systems and infrastructure used by the oil and gas industry may adversely impact our operations.”
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	GovernanceWe outsource our IT support, including any cybersecurity services, to a third-party IT service provider and do not retain in-house IT personnel.